Restructuring and Other Costs (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Workforce reductions [Member]	Sep. 30, 2012 Workforce reductions [Member]	Sep. 30, 2012 Momentive combination [Member] Workforce reductions [Member]	Sep. 30, 2012 Momentive combination [Member] Site closure costs [Member]	Sep. 30, 2012 Momentive combination [Member] Other projects [Member]
Summary of restructuring information
Restructuring costs expected to be incurred	$ 15						$ 15	$ 0	$ 0
Cumulative restructuring costs incurred through June 30, 2012	31						31	0	0
Accrued liability, beginning balance	8						8	0	0
Restructuring charges	19	24	20	1	3	19	19	0	0
Cash payments	(10)	(4)	(11)				(10)	0	0
Accrued liability, ending balance	$ 17	$ 8					$ 17	$ 0	$ 0